Annual Total Returns[BarChart] - Goldman Sachs Access Treasury 0-1 Year ETF - Goldman Sachs Access Treasury 0-1 Year ETF	2017	2018	2019	2020
Total	0.71%	1.77%	2.32%	0.81%